CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Line of Credit Facility [Abstract]
Schedule of Outstanding Letters of Credit and Borrowings
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Wells Fargo Bank Bilateral LOC Facility - Secured Tranche	$175	$141	12/31/2026	$500	$455	12/31/2025
Bermuda Re Wells Fargo Bank Bilateral LOC Facility - Unsecured Tranche	175	140	12/31/2026
Total Bermuda Re Wells Fargo Bank Bilateral LOC Facility	$350	$280		$500	$455
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Citibank LOC Facility - Committed	$230	$—	1/21/2026	$230	$—	01/21/2025
		4	2/28/2026		4	02/28/2025
		2	3/1/2026		2	3/1/2025
		1	3/15/2026		1	3/15/2025
		—	12/16/2026		3	9/23/2025
		191	12/31/2026		1	12/1/2025
		1	8/15/2027		—	12/16/2025
		3	9/23/2027		—	12/20/2025
					197	12/31/2025
					1	8/15/2026
Bermuda Re Citibank LOC Facility - Uncommitted	140	1	12/1/2026	140	75	12/31/2025
		—	12/20/2026		7	12/30/2028
		42	12/31/2026
		7	12/30/2029
Total Bermuda Re Citibank LOC Facility	$370	$253		$370	$293
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Bayerische Landesbank Bilateral Secured Credit Facility - Committed	$200	$123	12/31/2026	$200	$193	12/31/2025
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Bayerische Landesbank Bilateral Unsecured Credit Facility - Committed	$150	$150	12/31/2026	$150	$150	12/31/2025
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Lloyd's Bank Credit Facility - Committed	$250	$67	10/22/2026	$250	$244	12/31/2025
		61	12/18/2026
		107	12/31/2026
Total Bermuda Re Lloyd's Bank Credit Facility	$250	$235		$250	$244
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Bermuda Re Barclays Bilateral Letter of Credit Facility	$200	$13	11/14/2026	$200	$150	12/30/2025
	—	5	12/31/2026	—	14	12/31/2025
Total Bermuda Re Barclays Bilateral Letter of Credit Facility	$200	$17		$200	$164
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Nordea Bank Letter of Credit Facility - Committed	$200	$200	12/31/2026	$200	$200	12/31/2025
Nordea Bank Letter of Credit Facility - Uncommitted	100	100	12/31/2026	100	100	12/31/2025
Total Nordea Bank ABP, NY LOC Facility	$300	$300		$300	$300
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Pounds in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Funds at Lloyds Syndicated Letter of Credit Facility	£150	£143	11/1/2029	£113	£107	11/1/2028
(Some amounts may not reconcile due to rounding.)
The following table summarizes the outstanding letters of credit for the periods indicated:

(Dollars and Euros in millions)	At December 31, 2025			At December 31, 2024
Letter of Credit Facility	Commitment	In Use	Date of Expiry	Commitment	In Use	Date of Expiry
Commerzbank Letter of Credit Facility	€75	€51	1/30/2027	€75	€20	12/31/2025
		$25	12/31/2026
		$—	12/26/2026
(Some amounts may not reconcile due to rounding.)